SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of estimated useful lives of property, equipment and software

Category	Estimated Useful Life
Machinery and laboratory equipment	5 years
Vehicles	4 years
Furniture and tools	3 - 5 years
Electronic equipment	3 years
Computer software	3 - 5 years
Leasehold improvements	Lesser of lease terms or estimated useful lives of the assets